UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:       312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      4/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Fund (JFR)
April 30, 2015

Principal
Amount (000)	Description (1)	Coupon (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 151.6% (96.2% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 124.7% (79.1% of Total Investments) (2)
	Aerospace & Defense - 1.3% (0.8% of Total Investments)
$ 4,539	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$ 4,594,790
4,794	Sequa Corporation, Term Loan B, (DD1)	5.250%	6/19/17	B3	4,356,759
9,333	Total Aerospace & Defense				8,951,549
	Airlines - 3.3% (2.1% of Total Investments)
3,000	American Airlines, Inc., Term Loan B, First Lien	3.750%	10/10/21	BB	3,016,251
3,431	American Airlines, Inc., Term Loan	3.750%	6/27/19	BB	3,450,627
9,770	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB-	9,792,764
1,955	Delta Air Lines, Inc., Term Loan B2	2.433%	4/18/16	BBB-	1,957,618
4,455	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB	4,465,741
22,611	Total Airlines				22,683,001
	Automobiles - 2.9% (1.8% of Total Investments)
9,900	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	9,923,681
7,795	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	7,820,790
2,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	2,007,916
19,695	Total Automobiles				19,752,387
	Building Products - 0.7% (0.5% of Total Investments)
2,786	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	2,792,218
2,115	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	2,123,965
4,901	Total Building Products				4,916,183
	Capital Markets - 0.9% (0.5% of Total Investments)
2,815	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,832,171
2,955	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	2,975,316
5,770	Total Capital Markets				5,807,487
	Chemicals - 2.3% (1.5% of Total Investments)
3,304	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	3,313,938
598	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/12/22	BB-	602,720
5,324	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	5,355,158
2,444	PQ Corporation, Term Loan B	4.000%	8/07/17	B+	2,447,875
4,268	Univar, Inc., Term Loan	5.000%	6/30/17	B+	4,290,358
15,938	Total Chemicals				16,010,049
	Commercial Services & Supplies - 3.3% (2.1% of Total Investments)
2,132	Acosta Holdco Inc., First Lien Term Loan B	4.250%	9/30/21	B	2,145,469
967	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	966,278
3,500	CCS Income Trust, Term Loan, First Lien, (WI/DD)	TBD	TBD	B-	3,335,937
824	Education Management LLC, Tranche A, Term Loan, (DD1)	5.500%	7/02/20	N/R	743,225
1,392	Education Management LLC, Tranche B, Term Loan, (DD1)	2.004%	7/02/20	N/R	1,118,192
716	HMH Holdings, Inc., Term Loan, First Lien	4.250%	5/22/18	B1	714,007
4,602	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	4,343,370
500	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	470,000
10,159	Millennium Laboratories, Inc., Tranche B, Term Loan, (DD1)	5.250%	4/16/21	B+	8,406,536
24,792	Total Commercial Services & Supplies				22,243,014
	Communications Equipment - 1.8% (1.2% of Total Investments)
7,902	Avaya, Inc., Term Loan B3	4.681%	10/26/17	B1	7,881,284
1,603	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	1,606,474
3,000	Riverbed Technology, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	B1	3,037,734
12,505	Total Communications Equipment				12,525,492
	Containers & Packaging - 0.9% (0.6% of Total Investments)
3,341	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	3,379,008
2,827	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	2,856,728
6,168	Total Containers & Packaging				6,235,736
	Diversified Consumer Services - 5.4% (3.4% of Total Investments)
6,953	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	7,008,499
469	Harland Clarke Holdings Corporation, Extended Term Loan	5.525%	6/30/17	B+	470,767
3,325	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	3,350,396
1,453	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	B+	1,464,932
10,898	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB-	10,951,018
2,043	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	1,987,292
3,521	New Albertson’s, Inc., Term Loan	4.750%	6/24/21	Ba3	3,541,123
7,831	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	7,862,360
36,493	Total Diversified Consumer Services				36,636,387
	Diversified Financial Services - 0.7% (0.5% of Total Investments)
2,012	RCS Capital, Term Loan	6.500%	4/29/19	B	1,989,371
1,995	TransFirst, Inc., Term Loan, First Lien	5.500%	11/12/21	B	2,013,703
1,000	TransFirst, Inc., Term Loan, Second Lien	9.000%	11/07/22	CCC+	1,007,750
5,007	Total Diversified Financial Services				5,010,824
	Diversified Telecommunication Services - 5.8% (3.7% of Total Investments)
1,721	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,727,319
395	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	395,740
5,000	Level 3 Financing, Inc., Term Loan B, First Lien	4.500%	1/31/22	BB	5,028,645
3,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB	3,682,708
1,985	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	1,995,338
1,250	TelX Group, Inc., Initial Term Loan, Second Lien	7.500%	4/09/21	CCC	1,268,750
13,562	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	13,650,730
4,437	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB-	4,447,307
2,860	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB-	2,865,928
4,703	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB-	4,713,429
39,580	Total Diversified Telecommunication Services				39,775,894
	Electronic Equipment, Instruments & Components - 0.6% (0.4% of Total Investments)
4,234	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	4,233,820
	Energy Equipment & Services - 1.2% (0.8% of Total Investments)
5,254	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	4,271,292
664	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B+	621,213
2,545	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	1,824,547
1,808	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	1,599,077
10,271	Total Energy Equipment & Services				8,316,129
	Food & Staples Retailing - 7.0% (4.4% of Total Investments)
4,960	Albertson’s LLC, Term Loan B2	5.375%	3/21/19	BB-	5,005,811
28,000	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB-	28,336,391
3,242	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	3,264,286
4,000	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	4,050,000
743	Del Monte Foods Company, Term Loan, First Lien	4.250%	2/18/21	B	714,038
1,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B+	1,514,688
1,675	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B+	1,682,328
3,137	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB-	3,153,606
47,257	Total Food & Staples Retailing				47,721,148
	Food Products - 6.3% (4.0% of Total Investments)
7,440	H.J Heinz Company, Term Loan B2	3.250%	6/05/20	BB+	7,457,585
1,985	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	1,990,508
7,000	Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	7,000,000
4,778	Pinnacle Foods Finance LLC, Term Loan G	3.000%	4/29/20	BB+	4,787,574
16,878	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	16,958,920
4,920	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B3	4,723,200
43,001	Total Food Products				42,917,787
	Health Care Equipment & Supplies - 3.3% (2.1% of Total Investments)
1,284	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	1,290,024
1,859	Biomet, Inc., Term Loan B2	3.681%	7/25/17	BB-	1,860,873
1,990	CareCore National LLC, Term Loan	5.500%	3/05/21	B	2,012,337
2,518	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	2,528,372
6,789	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB-	6,845,643
5,160	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	5,217,102
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	2,562,762
22,153	Total Health Care Equipment & Supplies				22,317,113
	Health Care Providers & Services - 6.0% (3.8% of Total Investments)
1,995	Acadia Healthcare, Inc., Term Loan B, First Lien	4.250%	2/11/22	Ba2	2,020,562
4,938	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	4,972,991
3,634	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	3,651,744
12,581	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	12,764,095
1,444	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B-	1,484,063
1,305	HCA, Inc., Tranche B5, Term Loan	2.934%	3/31/17	BBB-	1,309,312
2,494	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	2,515,492
3,681	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	3,694,659
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	1,999,166
1,737	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B-	1,693,427
2,389	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	2,401,211
2,178	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	2,183,847
40,376	Total Health Care Providers & Services				40,690,569
	Health Care Technology - 0.8% (0.5% of Total Investments)
5,154	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	5,206,421
	Hotels, Restaurants & Leisure - 5.9% (3.8% of Total Investments)
11,509	Burger King Corporation, Term Loan B, First Lien	4.500%	12/10/21	B+	11,661,699
3,220	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB-	3,245,750
5,228	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB-	5,270,752
586	Extended Stay America, Inc., Term Loan	5.000%	6/24/19	BB+	592,204
2,779	Intrawest Resorts Holdings, Inc., Term Loan B, First Lien	4.750%	11/30/20	B+	2,803,210
2,933	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	2,937,998
2,993	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB-	3,026,372
3,950	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB-	3,994,438
3,291	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	3,233,442
3,645	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	3,673,527
40,134	Total Hotels, Restaurants & Leisure				40,439,392
	Household Durables - 0.6% (0.4% of Total Investments)
2,519	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	2,538,937
1,659	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB+	1,668,050
4,178	Total Household Durables				4,206,987
	Industrial Conglomerates - 0.3% (0.2% of Total Investments)
2,297	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	2,278,627
	Insurance - 2.4% (1.5% of Total Investments)
383	Alliant Holdings I LLC, Incremental Term Loan	5.000%	12/23/19	B+	384,054
3,568	Alliant Holdings I LLC, Initial Term Loan B, First Lien	5.000%	12/26/19	B+	3,582,017
5,915	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	B1	5,905,377
6,127	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	6,146,474
15,993	Total Insurance				16,017,922
	Internet & Catalog Retail - 1.3% (0.8% of Total Investments)
8,481	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	8,579,980
	Internet Software & Services - 1.8% (1.2% of Total Investments)
739	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba3	744,060
290	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba3	290,315
3,421	Sabre Inc., Term Loan	4.000%	2/18/19	Ba3	3,444,059
7,917	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	8,010,630
12,367	Total Internet Software & Services				12,489,064
	IT Services - 1.3% (0.8% of Total Investments)
5,982	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	5,930,023
570	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	573,269
2,431	Zayo Group LLC, Term Loan B	4.000%	7/02/19	Ba3	2,435,959
8,983	Total IT Services				8,939,251
	Leisure Products - 1.9% (1.2% of Total Investments)
3,774	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	3,776,663
4,670	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	BB-	4,702,107
3,185	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	3,217,059
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B-	1,008,750
12,629	Total Leisure Products				12,704,579
	Machinery - 0.6% (0.4% of Total Investments)
2,285	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB-	2,313,587
1,837	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	1,846,048
4,122	Total Machinery				4,159,635
	Media - 16.3% (10.3% of Total Investments)
3,134	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	3,149,677
2,200	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	2,213,979
2,221	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	B3	1,999,312
979	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	941,991
1,985	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	1,810,072
2,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	1,557,500
2,718	Clear Channel Communications, Inc., Term Loan E	7.684%	7/30/19	CCC+	2,644,384
3,156	Clear Channel Communications, Inc., Tranche D, Term Loan	6.934%	1/30/19	CCC+	3,027,368
12,787	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	12,629,883
3,919	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB-	3,963,368
643	EMI Music Publishing LLC, Term Loan B	3.750%	6/29/18	BB-	645,188
890	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	894,659
2,978	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	2,978,989
3,722	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	3,751,535
1,500	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/13/22	BB-	1,515,000
3,355	McGraw-Hill Education Holdings LLC, Refinancing Term Loan, (WI/DD)	TBD	TBD	B+	3,354,696
1,950	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	1,956,094
3,209	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	3,226,129
2,776	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	2,791,041
3,316	Springer Science & Business Media GmbH, First Lien Term Loan B, (WI/DD)	TBD	TBD	N/R	3,335,860
29,470	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	29,654,649
17,621	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	17,647,995
855	Virgin Media Investment Holdings, Term Loan B	3.500%	6/07/20	BB-	856,519
1,520	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	CCC+	1,440,316
2,004	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B+	1,995,950
776	Yell Group PLC, Term Loan A2	5.270%	3/01/19	CCC+	1,229,455
59	Yell Group PLC, Term Loan A2, (5)	1.500%	3/03/19	CCC+	—
1,925	Yell Group PLC, Term Loan B2, PIK, (5)	0.000%	3/03/24	CCC-	—
113,668	Total Media				111,211,609
	Multiline Retail - 2.1% (1.3% of Total Investments)
8,500	Dollar Tree, Inc., Initial Term Loan B, First Lien	4.250%	3/09/22	BB+	8,621,499
1,625	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	1,634,649
4,094	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	4,083,827
14,219	Total Multiline Retail				14,339,975
	Oil, Gas & Consumable Fuels - 3.0% (1.9% of Total Investments)
1,173	Citgo Petroleum Corporation, Term Loan B	4.500%	7/29/21	B+	1,178,176
2,270	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	2,212,764
6,811	Energy and Exploration Partners, Term Loan, (DD1)	7.750%	1/22/19	N/R	5,978,491
867	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	858,217
4,485	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	3,509,318
1,629	Harvey Gulf International Marine, Inc., Term Loan B, (WI/DD)	TBD	TBD	B	1,290,814
3,862	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	3,171,182
1,271	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	1,251,821
1,127	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB-	1,131,235
23,495	Total Oil, Gas & Consumable Fuels				20,582,018
	Pharmaceuticals - 6.1% (3.9% of Total Investments)
1,572	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B	1,568,726
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (6)	0.000%	5/03/13	N/R	35,156
51	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	51,125
2,565	Grifols, Inc., Term Loan	3.184%	2/27/21	Ba1	2,576,508
3,561	Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	3,569,897
617	Par Pharmaceutical Companies, Inc., Term Loan B3	4.250%	9/30/19	B1	620,590
3,970	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	3,980,751
5,612	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, (DD1)	4.000%	12/01/18	Ba2	5,645,738
4,613	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	4,650,401
3,868	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB+	3,882,410
—(13)	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	Ba1	—
3,294	Therakos, Inc., Term Loan, First Lien	7.000%	12/27/17	B	3,291,952
4,900	Valeant Pharmaceuticals International, Inc., Term Loan F	4.000%	4/01/22	BB+	4,940,121
2,639	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	BB+	2,648,910
4,211	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.500%	2/13/19	Ba1	4,230,182
47,098	Total Pharmaceuticals				41,692,467
	Professional Services - 0.2% (0.1% of Total Investments)
1,134	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	1,134,464
	Real Estate Investment Trust - 4.1% (2.6% of Total Investments)
15,300	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/16/22	BB	15,300,000
4,900	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	4,924,207
2,298	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	2,294,915
5,687	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	5,463,509
28,185	Total Real Estate Investment Trust				27,982,631
	Real Estate Management & Development - 1.4% (0.9% of Total Investments)
3,723	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	3,806,657
5,623	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	5,663,562
9,346	Total Real Estate Management & Development				9,470,219
	Semiconductors & Semiconductor Equipment - 3.0% (1.9% of Total Investments)
7,101	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	7,143,412
7,387	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	7,423,533
2,955	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	2,981,317
2,913	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB-	2,914,292
20,356	Total Semiconductors & Semiconductor Equipment				20,462,554
	Software - 8.4% (5.3% of Total Investments)
3,097	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	3,112,166
5,669	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	5,580,859
5,402	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	5,304,570
3,015	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	BB-	3,030,390
4,696	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	4,719,287
621	Epicor Software Corporation, Term Loan, B2	4.000%	5/16/18	Ba3	624,924
1,865	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	1,865,227
12,187	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	12,176,342
2,824	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB-	2,840,420
3,300	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB-	3,310,999
6,338	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	6,380,394
2,615	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	2,635,093
5,482	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	5,557,643
57,111	Total Software				57,138,314
	Specialty Retail - 1.4% (0.9% of Total Investments)
3,608	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	3,607,738
2,700	Petsmart Inc., Term Loan B, First Lien	5.000%	3/11/22	BB-	2,736,788
674	Pilot Travel Centers LLC, Term Loan B, First Lien	4.250%	9/30/21	BB+	684,723
2,400	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	2,412,833
9,382	Total Specialty Retail				9,442,082
	Technology Hardware, Storage & Peripherals - 2.6% (1.7% of Total Investments)
17,775	Dell, Inc., Term Loan B	4.500%	4/29/20	BBB	17,866,346
	Textiles, Apparel & Luxury Goods - 0.7% (0.4% of Total Investments)
4,457	Polymer Group, Inc., Initial Term Loan	5.250%	12/19/19	B2	4,492,060
	Trading Companies & Distributors - 1.8% (1.1% of Total Investments)
10,673	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	10,729,163
1,666	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B-	1,645,261
12,339	Total Trading Companies & Distributors				12,374,424
	Transportation Infrastructure - 0.5% (0.3% of Total Investments)
167	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	157,408
969	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	912,966
929	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.325%	3/19/21	B2	874,466
1,337	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	1,259,263
3,402	Total Transportation Infrastructure				3,204,103
	Wireless Telecommunication Services - 2.5% (1.5% of Total Investments)
9,587	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	9,663,348
4,900	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	4,999,225
2,000	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB-	2,002,142
16,487	Total Wireless Telecommunication Services				16,664,715
$ 862,877	Total Variable Rate Senior Loan Interests (cost $857,244,831)				849,824,408

Shares	Description (1)				Value
	COMMON STOCKS – 1.3% (0.8% of Total Investments)
	Diversified Consumer Services - 0.3% (0.2% of Total Investments)
78,490	Cengage Learning Holdings II LP, (7), (8)				$ 2,001,495
	Hotels, Restaurants & Leisure - 0.2% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (7), (8)				1,208,679
2,670	Buffets Term Loan, (7), (8)				6,675
	Total Hotels, Restaurants & Leisure				1,215,354
	Media - 0.8% (0.5% of Total Investments)
6,597	Cumulus Media, Inc., (8)				15,041
26,045	Metro-Goldwyn-Mayer, (7), (8)				2,044,532
57,088	Tribune Company				3,200,924
45,941	Tribune Company, (5)				—
14,272	Tribune Publishing Company				250,759
	Total Media				5,511,256
	Professional Services - 0.0% (0.0% of Total Investments)
47,152	Vertrue, Inc., (7), (8)				84,874
	Software - 0.0% (0.0% of Total Investments)
743,286	Eagle Topco LP, (5), (8)				1
	Total Common Stocks (cost $8,299,497)				8,812,980

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.2% (0.1% of Total Investments)
	Diversified Consumer Services - 0.2% (0.1% of Total Investments)
31,157	Education Management Corporation, (WI/DD)	7.500%		N/R	$ 311,570
10,989	Education Management Corporation, (WI/DD)	7.500%		N/R	666,666
	Total Diversified Consumer Services				978,236
	Total $25 Par (or similar) Retail Preferred (cost $102,348)				978,236

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.3% (0.2% of Total Investments)
$ 850	Nortel Networks Corp., (6)	1.750%	4/15/12	N/R	$ 816,000
1,000	Nortel Networks Corp., (6)	2.125%	4/15/14	N/R	962,500
1,850	Total Communications Equipment				1,778,500
$ 1,850	Total Convertible Bonds (cost $1,563,750)				1,778,500

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 17.4% (11.1% of Total Investments)
	Commercial Services & Supplies - 0.1% (0.1% of Total Investments)
$ 700	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B-	$ 717,500
	Communications Equipment - 0.9% (0.6% of Total Investments)
2,500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	2,200,000
4,000	Nortel Networks Limited, (6)	0.000%	7/15/11	N/R	4,140,000
6,500	Total Communications Equipment				6,340,000
	Consumer Finance - 0.5% (0.3% of Total Investments)
3,000	First Data Corporation, 144A	7.375%	6/15/19	BB	3,116,250
	Containers & Packaging - 0.3% (0.2% of Total Investments)
1,715	Reynolds Group	9.875%	8/15/19	CCC+	1,827,547
	Diversified Telecommunication Services - 1.7% (1.1% of Total Investments)
1,500	Consolidated Communications Finance Company	10.875%	6/01/20	B-	1,691,250
500	IntelSat Limited	6.750%	6/01/18	CCC+	499,688
5,750	IntelSat Limited	7.750%	6/01/21	CCC+	5,282,812
4,550	IntelSat Limited	8.125%	6/01/23	CCC+	4,164,661
12,300	Total Diversified Telecommunication Services				11,638,411
	Health Care Equipment & Supplies - 1.6% (1.0% of Total Investments)
3,250	Kinetic Concepts	10.500%	11/01/18	B-	3,497,813
2,000	Kinetic Concepts	12.500%	11/01/19	CCC+	2,179,800
1,000	Tenet Healthcare Corporation	6.750%	2/01/20	B3	1,047,500
4,000	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	4,269,999
10,250	Total Health Care Equipment & Supplies				10,995,112
	Health Care Providers & Services - 1.9% (1.2% of Total Investments)
4,000	Community Health Systems, Inc.	5.125%	8/01/21	BB	4,140,000
6,400	Community Health Systems, Inc.	6.875%	2/01/22	B+	6,792,000
1,200	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,245,000
1,000	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	1,052,500
12,600	Total Health Care Providers & Services				13,229,500
	Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
275	Scientific Games Corporation	8.125%	9/15/18	B-	253,000
	Media - 4.8% (3.0% of Total Investments)
1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB-	1,010,000
1,762	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC-	1,541,750
6,562	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	6,488,178
10,734	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	8,614,169
9,500	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	9,108,124
2,000	Dish DBS Corporation	5.875%	7/15/22	BB-	2,015,000
1,500	Dish DBS Corporation	5.875%	11/15/24	BB-	1,477,500
1,875	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	2,076,563
34,933	Total Media				32,331,284
	Pharmaceuticals - 1.1% (0.7% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	6.750%	8/15/18	B1	2,117,500
1,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	1,047,500
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	1,066,250
3,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	3,255,000
7,000	Total Pharmaceuticals				7,486,250
	Real Estate Investment Trust - 0.2% (0.1% of Total Investments)
1,500	Istar Financial Inc.	4.000%	11/01/17	BB-	1,479,975
	Semiconductors & Semiconductor Equipment - 1.1% (0.7% of Total Investments)
2,000	Advanced Micro Devices, Inc.	6.750%	3/01/19	B-	1,740,000
2,800	Advanced Micro Devices, Inc.	7.750%	8/01/20	B-	2,296,000
3,168	Advanced Micro Devices, Inc.	7.500%	8/15/22	B-	2,597,760
1,000	Advanced Micro Devices, Inc.	7.000%	7/01/24	B-	777,500
8,968	Total Semiconductors & Semiconductor Equipment				7,411,260
	Software - 0.8% (0.5% of Total Investments)
2,500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	2,293,750
1,500	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	1,230,000
1,700	Infor Us Inc.	11.500%	7/15/18	B-	1,838,125
5,700	Total Software				5,361,875
	Wireless Telecommunication Services - 2.4% (1.6% of Total Investments)
750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	802,500
8,250	Sprint Corporation	7.875%	9/15/23	B+	8,280,937
3,750	Sprint Corporation	7.125%	6/15/24	B+	3,604,688
3,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	3,918,750
16,500	Total Wireless Telecommunication Services				16,606,875
$ 121,941	Total Corporate Bonds (cost $120,869,038)				118,794,839

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 6.0% (3.8% of Total Investments)
$ 1,200	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14, 144A	5.274%	11/20/24	BB	$ 1,155,550
2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.775%	7/20/23	BB	2,399,548
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A E, 144A	5.275%	4/18/25	BB	465,760
1,750	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	4.875%	7/15/25	BB	1,597,449
1,000	Finn Square Collateralized Loan Obligations Limited, Series 2012-1A, 144A	5.317%	12/24/23	BB	949,772
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A, 144A	4.675%	1/15/23	BB	1,380,464
500	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.253%	4/15/24	BB	466,514
2,700	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	6.025%	10/19/22	BB	2,643,287
6,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A, 144A	5.282%	2/25/17	BB-	5,577,870
3,000	LCM Limited Partnership, Collateralized Loan Obligation, Series 10AR, 144A	5.770%	4/15/22	BB	2,979,438
1,500	LCM Limited Partnership, Collateralized Loan Obligation, Series 11A, 144A	5.425%	4/19/22	BB	1,443,750
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.625%	4/22/22	BB	1,490,206
2,750	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A	5.802%	4/20/26	Ba3	2,583,438
1,500	Madison Park Funding Limited, Series 2012-10A, 144A	5.525%	1/20/25	BB	1,447,314
500	North End CLO Limited, Loan Pool, 144A	4.875%	7/17/25	BB	436,727
750	Northwoods Capital Corporation, Collateralized Loan Obligations 2012-9A, 144A	5.375%	1/18/24	BB-	677,953
3,000	Oak Hill Credit Partners IV Limited, Collateralized Loan Obligation Series 2012-6A, 144A	5.774%	5/15/23	BB	2,900,481
800	Oak Hill Credit Partners Series 2013-9A, 144A	5.275%	10/20/25	BB-	736,864
3,360	Oak Hill Credit Partners, Series 2012-7A, 144A	5.276%	11/20/23	BB	3,097,688
3,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.276%	11/8/24	BB-	2,794,452
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.174%	12/15/22	BB	990,312
3,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	6.032%	5/24/23	BB	2,876,559
$ 43,310	Total Asset-Backed Securities (cost $39,984,905)				41,091,396

Shares	Description (1), (9)				Value
	INVESTMENT COMPANIES – 1.7% (1.1% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust Fund				$ 5,223,676
968,586	Eaton Vance Senior Income Trust				6,344,238
	Total Investment Companies (cost $11,981,509)				11,567,914
	Total Long-Term Investments (cost $1,040,045,878)				1,032,848,273

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 6.0% (3.8% of Total Investments)
	REPURCHASE AGREEMENTS - 6.0% (3.8% of Total Investments)
$ 40,842	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $40,841,546, collateralized by $41,765,000 U.S. Treasury Notes, 1.375%, due 4/30/20, value $41,660,588	0.000%	5/01/15		$ 40,841,546
	Total Short-Term Investments (cost $40,841,546)				40,841,546
	Total Investments (cost $1,080,887,424) – 157.6%				1,073,689,819
	Borrowings – (39.7)% (10), (11)				(270,300,000)
	Variable Rate Term Preferred Shares, at Liquidation Value – (20.4)% (12)				(139,000,000)
	Other Assets Less Liabilities - 2.5%				17,060,422
	Net Assets Applicable to Common Shares - 100%				$ 681,450,241

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	Variable Rate Senior Loan Interests	$ —	$ 849,824,408	$ —	* $ 849,824,408
	Common Stocks	3,466,724	5,346,255	1	8,812,980
	$25 Par (or similar) Retail Preferred	—	978,236	—	978,236
	Convertible Bonds	—	1,778,500	—	1,778,500
	Corporate Bonds	—	118,794,839	—	118,794,839
	Asset-Backed Securities	—	41,091,396	—	41,091,396
	Investment Companies	11,567,914	—	—	11,567,914
	Short-Term Investments:
	Repurchase Agreements	—	40,841,546	—	40,841,546
	Total	$ 15,034,638	$ 1,058,655,180	$ 1	$ 1,073,689,819

	* Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments was $1,081,559,521.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2015, were as follows:

	Gross unrealized:
	Appreciation				$ 18,256,233
	Depreciation				(26,125,935)

	Net unrealized appreciation (depreciation) of investments				$ (7,869,702)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)				All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
	(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

	(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

	(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

	(5)				Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
	(6)

As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

	(7)				For fair value measurement disclosure purposes, investment classified as Level 2.
	(8)				Non-income producing; issuer has not declared a dividend within the past twelve months.
	(9)				A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
	(10)				Borrowings as a percentage of Total Investments is 25.2%.
	(11)				The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.
	(12)				Variable Rate Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 12.9%.
	(13)				Principal Amount (000) rounds to less than $1,000.
	(DD1)				Portion of investment purchased on a delayed delivery basis.
	(WI/DD)				Purchased on a when-issued or delayed delivery basis.
	144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

	TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Item 2. Controls and Procedures.

a.              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  June 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  June 29, 2015